Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance	$ 60,000	$ 76,000
Long-term debt, unamortized discount	$ 44,000	$ 88,000
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	21,705,969	19,513,132
Common stock, shares outstanding	21,705,969	19,513,132